Cover Page	May 19, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 19, 2020
Entity Registrant Name	YETI Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38713
Entity Tax Identification Number	45-5297111
Entity Address, Address Line One	7601 Southwest Parkway
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78735
City Area Code	512
Local Phone Number	394-9384
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	YETI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001670592
Amendment Flag	true
Amendment Description	Attaching iXBRL